24. Parent Entity Information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
DisclosureOfParentEntityInformationLineItems [Line Items]
Current assets	$ 180,100	$ 199,679
Non-current assets	0	0
Total assets	180,100	199,679
Current liabilities	173,170	204,605
Total liabilities	(173,170)	(204,605)
Net asset surplus/(deficit)	6,930	(4,926)
Issued capital	523,197	523,197	$ 523,197
Opening retained (loss)	(1,553,541)	(1,715,448)
Total shareholders' equity deficit/(surplus)	6,930	(4,926)	$ 194,516
Mission NewEnergy Limited
DisclosureOfParentEntityInformationLineItems [Line Items]
Current assets	169,201	189,835
Non-current assets	0	0
Total assets	169,201	189,835
Current liabilities	(161,835)	(204,265)
Total liabilities	(161,835)	(204,265)
Net asset surplus/(deficit)	7,366	(14,430)
Issued capital	418,635	418,635
Opening retained (loss)	(433,065)	(410,755)
Share based payments reserve	0	150,000
Total shareholders' equity (surplus)/deficit	(14,430)	157,880
Profit/(loss) of the parent entity during the year	21,796	(172,310)
Total shareholders' equity deficit/(surplus)	7,366	(14,430)
Details of any contingent liabilities of the parent entity	0	0
Details of any contractual commitments by the parent entity for the acquisition of property, plant or equipment	$ 0	$ 0